UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Income Research & Management
Address: 100 Federal Street
         31st Floor
         Boston, MA  02110

13F File Number:  028-10329

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard Kizik
Title:     CCO
Phone:     (617) 330-9333

Signature, Place, and Date of Signing:

   /s/  Richard Kizik     Boston, MA     August 10, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    33

Form 13F Information Table Value Total:    $576,222 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLEGHENY TECHNOLOGIES INC     NOTE 4.250% 6/0  01741RAD4    10058     8740 PRN      SOLE                      130        0     8610
ALZA CORP                      SDCV 7/2         02261WAB5     7365     7515 PRN PUT  SOLE                      205        0     7310
AMGEN INC                      NOTE 0.375% 2/0  031162AQ3    32828    29625 PRN      SOLE                      385        0    29240
ARCHER DANIELS MIDLAND CO      NOTE 0.875% 2/1  039483AW2    27571    27460 PRN      SOLE                      425        0    27035
BANK OF AMERICA CORPORATION    7.25%CNV PFD L   060505682     7973     7865 SH       SOLE                        0        0     7865
COSTCO COMPANIES INC           NOTE 8/1         22160QAC6     5778     2646 PRN PUT  SOLE                       70        0     2576
CSX CORP                       DBCV 10/3        126408GA5     5239     2145 PRN CALL SOLE                       55        0     2090
DANAHER CORP DEL               NOTE 1/2         235851AF9    14283     9305 PRN CALL SOLE                      160        0     9145
DOMINION RES INC VA NEW        NOTE 2.125%12/1  25746UAT6    21108    13368 PRN PUT  SOLE                      200        0    13168
E M C CORP MASS                NOTE 1.750%12/0  268648AM4    34298    20625 PRN      SOLE                      270        0    20355
FORD MTR CO DEL                NOTE 4.250%11/1  345370CN8     8269     6090 PRN      SOLE                       70        0     6020
GILEAD SCIENCES INC            NOTE 1.000% 5/0  375558AN3    17470    13490 PRN      SOLE                      170        0    13320
GILEAD SCIENCES INC            NOTE 1.625% 5/0  375558AP8    21977    16082 PRN      SOLE                      290        0    15792
GOLDCORP INC NEW               NOTE 2.000% 8/0  380956AB8    12586    11200 PRN      SOLE                      160        0    11040
HEALTH CARE REIT INC           NOTE 3.000%12/0  42217KAR7     8951     7233 PRN MPUT SOLE                       43        0     7190
INTEL CORP                     SDCV 2.950%12/1  458140AD2    37927    33305 PRN CALL SOLE                      565        0    32740
JEFFERIES GROUP INC NEW        DBCV 3.875%11/0  472319AG7    14971    16125 PRN PUT  SOLE                     1160        0    14965
KINROSS GOLD CORP              NOTE 1.750% 3/1  496902AD9     1501     1500 PRN CALL SOLE                     1500        0        0
L-3 COMMUNICATIONS CORP        DEBT 3.000% 8/0  502413AW7     5019     5000 PRN      SOLE                        0        0     5000
LAM RESEARCH CORP              NOTE 0.500% 5/1  512807AJ7    11192    11600 PRN      SOLE                      130        0    11470
MEDTRONIC INC                  NOTE 1.625% 4/1  585055AM8   116417   115146 PRN      SOLE                    25726        0    89420
MOLSON COORS BREWING CO        NOTE 2.500% 7/3  60871RAA8    12838    12585 PRN      SOLE                      220        0    12365
NEWMONT MINING CORP            NOTE 1.625% 7/1  651639AJ5    24053    18985 PRN      SOLE                      310        0    18675
OLD REP INTL CORP              NOTE 3.750% 3/1  680223AH7    10709    11150 PRN      SOLE                      160        0    10990
PROLOGIS                       NOTE 1.875%11/1  74340XAR2     8222     8210 PRN CALL SOLE                       80        0     8130
PROLOGIS                       NOTE 2.625% 5/1  74340XAS0    14587    14507 PRN PUT  SOLE                     3963        0    10544
PROLOGIS                       NOTE 3.250% 3/1  74340XAT8    10911     9810 PRN      SOLE                      180        0     9630
SYMANTEC CORP                  NOTE 1.000% 6/1  871503AF5     9776     9445 PRN      SOLE                      145        0     9300
TEVA PHARMACEUTICAL FIN LLC    DBCV 0.250% 2/0  88163VAE9    14417    13505 PRN CALL SOLE                      184        0    13321
TEXTRON INC                    NOTE 4.500% 5/0  883203BN0      504      250 PRN      SOLE                        0        0      250
TRANSOCEAN INC                 NOTE 1.500%12/1  893830AW9    20776    20945 PRN PUT  SOLE                       45        0    20900
WELLS FARGO & CO NEW           PERP PFD CNV A   949746804    14170    12255 SH       SOLE                      380        0   111875
XILINX INC                     NOTE 2.625% 6/1  983919AF8    12478     9695 PRN      SOLE                      110        0     9585
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